Property and Equipment (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance	₪ 5,274	₪ 3,582	₪ 4,008	$ 1,407
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year	12,983	12,536	10,366
Additions	2,983	447	2,170
Carrying amount at end of year	15,966	12,983	12,536
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year	9,401	8,528	7,754
Additions	1,291	873	774
Carrying amount at end of year	10,692	9,401	8,528
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance	133	51	79
Computer equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year	718	702	662
Additions	137	16	40
Carrying amount at end of year	855	718	702
Computer equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year	667	623	569
Additions	55	44	54
Carrying amount at end of year	722	667	623
Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance	241	260	286
Office furniture [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year	501	500	496
Additions	8	1	4
Carrying amount at end of year	509	501	500
Office furniture [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year	241	214	187
Additions	27	27	27
Carrying amount at end of year	268	241	214
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance	767	989	1,341
Laboratory equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year	5,535	5,467	5,183
Additions	188	68	284
Carrying amount at end of year	5,723	5,535	5,467
Laboratory equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year	4,546	4,126	3,726
Additions	410	420	400
Carrying amount at end of year	4,956	4,546	4,126
Greenhouse equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance	18	62	269
Greenhouse equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year	2,982	2,982	2,982
Additions
Carrying amount at end of year	2,982	2,982	2,982
Greenhouse equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year	2,920	2,713	2,459
Additions	44	207	254
Carrying amount at end of year	2,964	2,920	2,713
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance	3,923	2,220	2,033
Leasehold improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year	3,247	2,885	1,043
Additions	2,438	362	1,842
Carrying amount at end of year	5,685	3,247	2,885
Leasehold improvements [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year	1,027	852	813
Additions	735	175	39
Carrying amount at end of year	1,762	1,027	₪ 852
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance	192
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year
Additions	212
Carrying amount at end of year	212
Vehicles [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year
Additions	20
Carrying amount at end of year	₪ 20